Document And Entity Information	Feb. 24, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment no. 1 (this “Amendment”) to Saia, Inc.’s (the “Company’s”) current report on Form 8-K, filed with the Securities and Exchange Commission on March 2, 2021 (the “Original Form 8-K”) corrects an inadvertent mistake in the Original Form 8-K. The Original Form 8-K stated that Paul C. Peck would retire as Executive Vice President of Operations effective July 1, 2021. This Amendment reports that Mr. Peck will no longer be Executive Vice President of Operations effective March 31, 2021 and will commence his retirement with the Company on July 1, 2021. This Amendment corrects such mistake by amending and restating Item 5.02 of the Original Form 8-K. Except as described above, this Amendment does not modify or update any of the other information set forth in the Original Form 8-K.
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	SAIA, INC.
Entity Central Index Key	0001177702
Entity Emerging Growth Company	false
Entity File Number	0-49983
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	48-1229851
Entity Address, Address Line One	11465 Johns Creek Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Johns Creek
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	770
Local Phone Number	232-5067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $.001 per share
Trading Symbol	SAIA
Name of each exchange on which registered	NASDAQ